Note 28 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31, 2021
Revenues	$2,489,217	$672,737	$673,661	$252,890	$624	$4,089,129

Depreciation and amortization	80,210	22,868	10,471	27,691	3,854	145,094

Operating earnings (loss)	233,788	59,606	82,023	63,659	(570,577)	(131,501)
Equity earnings	2,352	65	-	3,773	-	6,190
Other income, net						5,083
Interest expense, net						(31,819)
Income tax expense						(85,510)

Net earnings						$(237,557)

Total assets	$1,740,447	$757,980	$387,564	$774,845	$212,894	$3,873,730
Total additions to fixed assets, intangible assets and goodwill	92,059	8,747	3,245	2,861	2,461	109,373
			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31, 2020
Revenues	$1,626,372	$516,507	$470,632	$172,594	$752	$2,786,857

Depreciation and amortization	56,667	22,391	14,616	27,464	4,768	125,906

Operating earnings (loss)	121,371	8,336	45,221	40,738	(51,088)	164,578
Equity earnings	1,469	75	-	1,181	193	2,919
Other income, net						(13)
Interest expense, net						(30,949)
Income tax expense						(42,046)
Net earnings						$94,489

Total assets	$1,640,046	$648,557	$384,001	$694,270	$(74,707)	$3,292,167
Total additions to fixed assets, intangible assets and goodwill	357,187	8,194	4,593	3,669	2,255	375,898

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
GEOGRAPHIC INFORMATION
	2021	2020

United States
Revenues	$2,232,277	$1,432,288
Total long-lived assets	1,442,476	1,378,648

Canada
Revenues	$437,307	$304,039
Total long-lived assets	81,897	82,520

Euro currency countries
Revenues	$343,364	$280,853
Total long-lived assets	269,104	306,472

Australia
Revenues	$320,959	$190,106
Total long-lived assets	72,572	84,758

United Kingdom
Revenues	$170,896	$135,572
Total long-lived assets	70,968	79,738

China
Revenues	$108,898	$90,390
Total long-lived assets	9,908	8,316

Other
Revenues	$475,428	$353,609
Total long-lived assets	167,225	176,217

Consolidated
Revenues	$4,089,129	$2,786,857
Total long-lived assets	2,114,150	2,116,669